SCHEDULE OF CONTRACT COSTS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Revenue from Contract with Customer [Abstract]
Balance at the beginning of year		$ 171,261
Additions	1,206,379	212,499
Recognized to cost of revenue during the year	(766,049)	(383,760)
Balance at the end of year	$ 440,330